Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Advantage U.S. Total Market Fund, Inc.
Prospectus Date	rr_ProspectusDate	Mar. 10, 2020
Document Creation Date	dei_DocumentCreationDate	Mar. 10, 2020